INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF ACTUAL INCOME TAX RATE

The difference between the actual income tax rate versus the tax computed at the Federal Statutory rate follows:

	December 31, 2024	December 31, 2023
Federal rate	21%	21.0%
State net of federal	5.2%	8.9%
Non-taxable change in fair value of warrant commitment	0.3%	9.3%
Goodwill impairment	0.0%	11.8%
Rate Change	1.1%	-0.2%
Other	1.5%	0.0%
Valuation allowance	-29.1%	-50.9%
Effective income tax rate	0.0%	0.0%

SCHEDULE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES

Deferred income tax assets and (liabilities) consist of the following:

	December 31, 2024	December 31, 2023
Deferred tax assets (liabilities)
Net operating loss carryforward	$12,890,271	$10,399,616
Equity-based compensation	1,592,338	1,462,901
Goodwill	(599,864)	(332,159)
Intangibles	990,718	694,358
Fixed assets	(169,130)	(151,775)
Right of use assets	(269,722)	(186,905)
Lease liabilities	279,565	194,403
Other	7,282	4,027
Total deferred tax assets	14,721,458	12,084,466
Valuation allowance	(14,721,458)	(12,084,466)
Net deferred tax assets	$-	$-